Payroll costs, share based payments and management incentive schemes (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits And Share-Based Payments [Abstract]
Disclosure of number and weighted average exercise prices of share options [text block]
management team (the “Management Share Awards”) as of the following three award dates:

	January 1, 2016 Award	January 1, 2017 Award	January 1, 2018 Award	Total
Number of awards outstanding at January 1, 2018	3,837,000	1,090,000	—	4,927,000
New awards granted in the period	—	—	583,700	583,700
Awards vested and issued in the period	(294,810)	—	—	(294,810)
Forfeitures in the period	(516,237)	(75,000)	—	(591,237)
Number of awards outstanding at December 31, 2018	3,025,953	1,015,000	583,700	4,624,653

Disclosure of Employee Information
The average number of persons employed by the Company (excluding non-Executive Directors) is analyzed and set out below:

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Production	2,915	2,285	2,627
Administration, distribution & sales	1,510	1,572	1,571
Total number of employees	4,425	3,857	4,198

Disclosure of Employee Benefit Expense
The table below discloses the Company’s aggregate payroll costs of these persons. Payroll costs exclude long term management incentive scheme and share based payment costs, but includes bonus costs.

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	€m	€m	€m
Wages and salaries	240.6	200.8	205.4
Social security costs	46.0	42.0	45.9
Other pension costs	13.1	14.6	13.2
Total payroll costs	299.7	257.4	264.5

Inputs and Assumptions Underlying the Monte Carlo Model

	January 1, 2016 award	January 1, 2017 award	January 1, 2018 award
Revised grant date price	$16.91	$16.91	$16.91
Exercise price	$—	$—	$—
Expected life of restricted share	0.78 - 2.00 years	1.25 - 3.00 years	2.54 - 4.00 years
Expected volatility of the share price	22.0%	22.0%	24.0%
Dividend yield expected	—%	—%	—%
Risk free rate	2.06%	2.15%	2.23%
Employee exit rate	19.0%	19.0%	19.0%
EBITDA Performance Target Condition	70.0%-90.0%	50.0%-70.0%	40.0%-50.0%